Other non-current assets	12 Months Ended
Mar. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
9.	Other non-current assets

Other non-current assets comprise:

	As of March 31,
	2013	2014
	US$	US$
Prepaid expenses	187,176	177,659
Rent deposits	825,055	767,616
Loans to employees	32,143	52,029
Amount receivable on sale of investment (See Note - 6)	—	461,545
Total	1,044,374	1,458,849

The Company had subscribed to convertible promissory notes (referred to as the “notes”) issued by Examville.com LLC, for total cash consideration of US$1,100,000. During the year ended March 31, 2013, the Company recorded an other than temporary impairment loss of US$1,100,000 because the Company did not expect to recover the carrying amount.